Debt - Future minimum repayments (Details)	Dec. 31, 2020 USD ($)
Debt
2021	$ 23,506,236
2022	33,275,486
2023	18,881,236
2024	134,620,929
2025	3,600,000
Total long-term debt	$ 213,883,887